Plants, Equipment And Facilities (Tables)	12 Months Ended
Dec. 31, 2011
Plants, Equipment And Facilities [Abstract]
Schedule Of Plants, Equipment And Facilities, At Cost

December 31,	2011	2010
Land and land improvements	$71.6	$79.5
Buildings	340.4	312.8
Machinery and equipment	1,291.9	1,267.3
Construction in progress	235.3	277.9

Plants, equipment and facilities, at cost	$1,939.2	$1,937.5

Summary Of Depreciable Lives Of Assets

Category	Composite Depreciation	Straight-line Depreciation
Buildings	31 years	20 - 33 years
Machinery and equipment	5 - 18 years	3- 15 years